Taxation	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Taxation

14.	Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Group’s subsidiary, Autozi Internet Technology (BVI) Ltd. is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Autozi Internet Technology (BVI) Ltd. is not subject to tax on income or capital gains. In addition, dividend payments are not subject to withholdings tax in the British Virgin Islands.

United States

The Group’s subsidiary, Autozi Internet Technology (U.S.) Inc. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Autozi Internet Technology (U.S.) Inc. is also subject to state income tax in New York of 7.25%. Autozi Internet Technology (U.S.) Inc. was not subject to federal or state corporate income tax as it did not have assessable profit during the periods presented.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Autozi HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC Enterprise Income Tax Law (the “EIT Law”), are subject to enterprise income tax on their worldwide taxable income as determined under EIT Law and accounting standards at a rate of 25%. EIT Law grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Autozi China and Beijing Quantum were approved as a HNTE and are entitled to a reduced income tax rate of 15% beginning from 2020 and 2019, respectively. The certificate is valid for three years. In December 2023, Autozi China has renewed its HNTE certificate and thus is subject to the preferential income tax rate of 15% from 2020 to 2025. Beijing Quantum did not apply for HNTE certificate renewal as it did not expect to be profitable in the near future. Therefore, Beijing Quantum is subject to an income tax rate of 25% from 2022.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 100% of qualified research and development expenses can be directly claimed in the annual EIT filling.

The income tax provision consisted of the following components:

For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Current income tax expense	$-	$-
Deferred income tax benefit	-	-
Total	$-	$-

As of September 30, 2025 and March 31, 2026, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended March 31, 2025 and 2026, the Company did not have any significant interest or penalties associated with uncertain tax positions.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data